BASIC AND DILUTED INCOME PER SHARE - Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	36,724,946	37,082,794	36,906,748	36,757,214
Effect of share options and warrants (in shares)	265,839	446,791	305,504	433,748
Effect of contingently issuable ordinary shares related to business combinations (in shares)	0	932,598	0	932,598
Weighted-average number of ordinary shares, diluted (in shares)	36,990,785	38,462,183	37,212,252	38,123,560